REVENUE (Details 1) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Beginning balance		$ 733	[1]	$ 1,282
Contract asset additions		5,841		8,572
Reclassification to accounts receivable, billed to customers		(6,236)		(9,121)
Ending balance	[1]	$ 338		$ 733

[1]	Included within "Unbilled revenue" on the accompanying Consolidated Balance Sheets.